CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Aug. 31, 2011	May 31, 2011	May 31, 2010
Accounts receivable, allowance	$ 237	$ 272	$ 407
Inventories, reserve	292	286	232
PROPERTY AND EQUIPMENT, accumulated depreciation	6,318	6,245	6,039
INTANGIBLE ASSETS, accumulated amortization	$ 10,170	$ 9,925	$ 8,964
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	70,000,000	70,000,000	70,000,000
Common stock, shares issued	49,916,189	49,916,189	49,916,189
Common stock, shares outstanding	48,739,002	48,739,002	48,739,002
Treasury stock, shares	1,177,187	1,177,187	1,177,187